Portfolio of Investments
Columbia Oregon Intermediate Municipal Bond Fund, October 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.5%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.5%
City of Minneapolis/St. Paul Housing & Redevelopment Authority(a),(b)
Revenue Bonds
Allina Health Systems
Series 2009B-2 (JPMorgan Chase Bank)
11/15/2035	1.640%	1,500,000	1,500,000
Total Floating Rate Notes (Cost $1,500,000)			1,500,000

Municipal Bonds 97.9%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 4.9%
Port of Portland
Refunding Revenue Bonds
Portland International Airport
Series 2015-23
07/01/2028	5.000%	1,240,000	1,279,520
07/01/2031	5.000%	1,750,000	1,792,943
07/01/2032	5.000%	2,000,000	2,042,927
Port of Portland(c)
Revenue Bonds
Portland International Airport
Series 2022
07/01/2039	4.000%	5,000,000	4,415,762
Port of Portland Airport(c)
Revenue Bonds
Portland International Airport
Series 2019
07/01/2035	5.000%	1,680,000	1,686,236
07/01/2036	5.000%	650,000	645,469
Series 2020A-27
07/01/2030	5.000%	3,000,000	3,089,425
Total			14,952,282
Charter Schools 0.2%
Oregon State Facilities Authority(d)
Revenue Bonds
Redmond Proficiency Academy Project
Series 2015
06/15/2025	4.750%	200,000	197,763
06/15/2035	5.500%	540,000	520,462
Total			718,225
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 1.5%
City of Forest Grove
Refunding Revenue Bonds
Campus Improvement Pacific University Project
Series 2015
05/01/2030	5.000%	550,000	559,456
05/01/2036	5.000%	1,500,000	1,509,218
Oak Tree Foundation Project
Series 2017
03/01/2024	5.000%	250,000	251,549
03/01/2025	5.000%	200,000	201,429
Pacific University
Series 2022
05/01/2037	4.000%	635,000	561,268
County of Yamhill
Refunding Revenue Bonds
George Fox University Project
Series 2021
12/01/2036	4.000%	500,000	441,980
Oregon State Facilities Authority
Refunding Revenue Bonds
University of Portland
Series 2015A
04/01/2030	5.000%	500,000	512,269
04/01/2031	5.000%	530,000	541,092
Total			4,578,261
Hospital 12.0%
Klamath Falls Intercommunity Hospital Authority
Refunding Revenue Bonds
Sky Lakes Medical Center Project
Series 2016
09/01/2028	5.000%	265,000	270,877
09/01/2030	5.000%	830,000	845,231
09/01/2031	5.000%	500,000	507,985
09/01/2032	5.000%	270,000	273,757
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Asante Project
Series 2020A
08/15/2033	5.000%	1,200,000	1,240,392
08/15/2037	5.000%	2,900,000	2,966,170
08/15/2039	4.000%	1,100,000	977,273
Oregon Health & Science University
Refunding Revenue Bonds
Series 2016B
07/01/2034	5.000%	7,500,000	7,762,130
Series 2019A
07/01/2032	5.000%	5,175,000	5,528,046
Columbia Oregon Intermediate Municipal Bond Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021B-2 (Mandatory Put 02/01/32)
07/01/2046	5.000%	1,235,000	1,273,696
Revenue Bonds
Green Bonds
Series 2021A
07/01/2038	5.000%	1,000,000	1,054,123
Oregon State Facilities Authority
Refunding Revenue Bonds
Legacy Health Project
Series 2016A
06/01/2033	5.000%	1,600,000	1,634,206
06/01/2034	5.000%	3,185,000	3,243,435
PeaceHealth Project
Series 2014A
11/15/2029	5.000%	1,600,000	1,617,955
Salem Hospital Facility Authority
Refunding Revenue Bonds
Salem Health Project
Series 2016A
05/15/2029	5.000%	1,000,000	1,027,463
05/15/2030	5.000%	1,000,000	1,026,394
05/15/2031	5.000%	1,025,000	1,050,039
Series 2019
05/15/2037	5.000%	2,305,000	2,351,762
Salem Health Projects
Series 2016A
05/15/2041	4.000%	2,500,000	2,166,504
Total			36,817,438
Local General Obligation 33.5%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis(e)
Unlimited General Obligation Bonds
Series 2018A
06/15/2038	5.000%	500,000	525,200
Blue Mountain Community College District
Unlimited General Obligation Bonds
Series 2015
06/15/2029	4.000%	1,000,000	1,016,195
Boardman Park & Recreation District
Unlimited General Obligation Bonds
Series 2015
06/15/2035	5.250%	3,400,000	3,426,936
Canyonville South Umpqua Rural Fire Protection District
Unlimited General Obligation Bonds
Series 2001
07/01/2031	5.400%	560,000	560,866
Central Oregon Community College
Unlimited General Obligation Refunding Bonds
Series 2021
06/15/2028	4.000%	525,000	539,101
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chemeketa Community College District
Unlimited General Obligation Refunding Bonds
Series 2014
06/15/2026	5.000%	1,100,000	1,129,227
Series 2015
06/15/2026	4.000%	1,745,000	1,775,212
City of Albany
Limited General Obligation Refunding Bonds
Series 2013
08/01/2023	4.000%	1,290,000	1,296,838
City of Hillsboro
Limited General Obligation Refunding Bonds
Series 2012
06/01/2025	4.000%	1,875,000	1,875,688
City of Lebanon
Unlimited General Obligation Refunding Bonds
Series 2015
06/01/2026	5.000%	1,675,000	1,739,548
06/01/2027	5.000%	1,715,000	1,777,652
City of Portland
Limited General Obligation Bonds
Limited Tax Sellwood Bridge Project
Series 2014
06/01/2024	5.000%	1,985,000	2,040,292
Limited General Obligation Refunding Bonds
Series 2021A
06/01/2029	5.000%	2,000,000	2,193,747
Unlimited General Obligation Refunding Bonds
Public Safety Projects and Emergency Facilities
Series 2014
06/15/2024	5.000%	1,885,000	1,938,692
City of Redmond
Limited General Obligation Bonds
Series 2014A
06/01/2027	5.000%	685,000	702,907
City of Salem
Unlimited General Obligation Refunding Bonds
Series 2017
06/01/2030	4.000%	2,000,000	2,044,890
City of Sisters
Limited General Obligation Refunding Bonds
Series 2016
12/01/2035	4.000%	620,000	604,869
Clackamas & Washington Counties School District No. 3
Unlimited General Obligation Bonds
Series 2020B
06/15/2028	5.000%	275,000	297,629
06/15/2029	5.000%	435,000	475,987

2	Columbia Oregon Intermediate Municipal Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Clackamas Community College District(e)
Unlimited General Obligation Bonds
Convertible Deferred Interest
Series 2017A
06/15/2038	5.000%	760,000	793,345
Clackamas County School District No. 108 Estacada
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
06/15/2025	5.500%	2,485,000	2,622,523
Clackamas County School District No. 12 North Clackamas
Unlimited General Obligation Bonds
Series 2017B
06/15/2033	5.000%	3,500,000	3,679,214
Clatsop County School District No. 1-C
Unlimited General Obligation Bonds
Astoria
06/15/2035	5.000%	1,000,000	1,065,297
Clatsop County School District No. 30 Warrenton-Hammond(f)
Unlimited General Obligation Bonds
Deferred Interest
Series 2019
06/15/2035	0.000%	1,000,000	555,587
Columbia County School District No. 502(f)
Unlimited General Obligation Bonds
Deferred Interest
Series 2020A
06/15/2033	0.000%	300,000	185,845
Coos County School District No. 9 Coos Bay
Unlimited General Obligation Bonds
Series 2018
06/15/2034	5.000%	500,000	533,642
06/15/2035	5.000%	1,000,000	1,064,249
County of Clackamas
Unlimited General Obligation Refunding Bonds
Series 2020
06/01/2030	4.000%	1,030,000	1,061,890
06/01/2031	4.000%	1,060,000	1,088,505
Deschutes & Jefferson Counties School District No. 2J Redmond
Unlimited General Obligation Bonds
Series 2021
06/15/2038	4.000%	650,000	603,039
Deschutes County School District No. 6 Sisters
Unlimited General Obligation Bonds
Series 2021
06/15/2028	5.000%	335,000	361,676
06/15/2033	4.000%	380,000	382,176
Hillsboro School District No. 1J
Unlimited General Obligation Bonds
Washington, Yamhill and Multnomah Counties
Series 2017
06/15/2035	5.000%	2,500,000	2,611,836
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020
06/15/2029	5.000%	550,000	599,779
06/15/2038	4.000%	2,500,000	2,351,451
Jackson County School District No. 4(f)
Unlimited General Obligation Bonds
Series 2018A
06/15/2033	0.000%	1,000,000	615,262
Jackson County School District No. 5 Ashland
Unlimited General Obligation Bonds
Series 2019
06/15/2036	5.000%	3,000,000	3,181,870
Jackson County School District No. 549C Medford
Unlimited General Obligation Refunding Bonds
Series 2015
12/15/2023	5.000%	1,000,000	1,019,311
Jackson County School District No. 6 Central Point
Unlimited General Obligation Bonds
Series 2019A
06/15/2036	4.000%	1,145,000	1,139,853
Lane Community College
Unlimited General Obligation Bonds
Series 2012
06/15/2023	5.000%	1,000,000	1,000,940
Series 2020A
06/15/2033	4.000%	1,000,000	1,008,436
06/15/2037	4.000%	2,000,000	1,908,943
Lane County School District No. 1 Pleasant Hill(f)
Unlimited General Obligation Bonds
Series 2014B
06/15/2029	0.000%	1,775,000	1,337,078
Lane County School District No. 19 Springfield(f)
Unlimited General Obligation Bonds
Series 2015B
06/15/2033	0.000%	3,770,000	2,272,850
Unlimited General Obligation Refunding Bonds
Series 2015D
06/15/2024	0.000%	2,305,000	2,154,078
06/15/2028	0.000%	1,480,000	1,168,241
Lane County School District No. 52 Bethel
Unlimited General Obligation Bonds
Series 2021B
06/15/2035	4.000%	1,590,000	1,571,072
Linn & Benton Counties School District No. 8J Greater Albany
Unlimited General Obligation Bonds
Series 2017
06/15/2030	5.000%	1,000,000	1,059,467
Marion County School District No. 15 North Marion
Unlimited General Obligation Bonds
Series 2018B
06/15/2032	5.000%	1,000,000	1,078,200
06/15/2033	5.000%	240,000	257,951

Columbia Oregon Intermediate Municipal Bond Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(f)
Unlimited General Obligation Bonds
Series 2017A
06/15/2033	0.000%	4,000,000	2,509,014
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow
Unlimited General Obligation Bonds
Series 2017B
06/15/2031	5.000%	3,000,000	3,177,091
Multnomah County School District No. 1 Portland
Unlimited General Obligation Bonds
Series 2020
06/15/2029	5.000%	2,680,000	2,924,217
Multnomah County School District No. 7 Reynolds(f)
Unlimited General Obligation Bonds
Deferred Interest
Series 2015B
06/15/2030	0.000%	4,000,000	2,825,954
Polk Marion & Benton Counties School District No. 13J Central
Unlimited General Obligation Refunding Bonds
Series 2015
02/01/2027	4.000%	750,000	760,208
02/01/2028	4.000%	1,000,000	1,013,444
Portland Community College District
Unlimited General Obligation Bonds
Series 2018
06/15/2029	5.000%	1,000,000	1,054,251
Unlimited General Obligation Refunding Bonds
Series 2016
06/15/2027	5.000%	2,100,000	2,220,531
Salem-Keizer School District No. 24J
Unlimited General Obligation Bonds
Series 2018
06/15/2035	4.000%	1,000,000	988,884
Series 2020B
06/15/2033	5.000%	1,450,000	1,567,049
06/15/2034	5.000%	2,000,000	2,155,555
Washington & Multnomah Counties School District No. 48J Beaverton
Unlimited General Obligation Bonds
Convertible
Series 2017D
06/15/2025	5.000%	2,860,000	2,981,207
Washington Clackamas & Yamhill Counties School District No. 88J(f)
Unlimited General Obligation Bonds
Deferred Interest
Series 2018A
06/15/2037	0.000%	3,500,000	1,723,133
Washington Clackamas & Yamhill Counties School District No. 88J
Unlimited General Obligation Bonds
Sherwood College
Series 2017B
06/15/2031	5.000%	4,500,001	4,744,078
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington County School District No. 15 Forest Grove
Unlimited General Obligation Bonds
Series 2012A
06/15/2024	5.000%	1,780,000	1,782,188
Yamhill Clackamas & Washington Counties School District No. 29J Newberg
Unlimited General Obligation Bonds
Series 2021B
06/15/2028	4.000%	2,000,000	2,057,837
06/15/2029	4.000%	2,000,000	2,058,824
Total			102,838,547
Multi-Family 1.6%
Oregon State Facilities Authority(d)
Revenue Bonds
College Housing Northwest Project
Series 2016A
10/01/2026	4.000%	300,000	284,133
10/01/2036	5.000%	1,000,000	881,495
State of Oregon Housing & Community Services Department(e)
Revenue Bonds
Plaza Los Amigos Apartments Project
Series 2022 (Mandatory Put 02/01/25)
02/01/2026	3.000%	2,000,000	1,912,081
State of Oregon Housing & Community Services Department
Revenue Bonds
Susan Emmons Apartment Project (The)
Series 2021 (HUD) (Mandatory Put 12/01/23)
06/01/2024	0.380%	2,000,000	1,920,619
Total			4,998,328
Municipal Power 2.1%
Central Lincoln People’s Utility District JATC, Inc.
Revenue Bonds
Series 2016
12/01/2033	5.000%	350,000	362,255
12/01/2034	5.000%	400,000	414,006
12/01/2035	5.000%	410,000	424,115
12/01/2036	5.000%	440,000	454,889
City of Eugene Electric Utility System
Revenue Bonds
Series 2017
08/01/2029	5.000%	530,000	563,926
08/01/2030	5.000%	420,000	445,941
08/01/2031	5.000%	450,000	475,177
08/01/2032	5.000%	250,000	263,319
Northern Wasco County Peoples Utility District
Revenue Bonds
Series 2016
12/01/2031	5.000%	1,455,000	1,525,914
12/01/2036	5.000%	1,545,000	1,610,784
Total			6,540,326

4	Columbia Oregon Intermediate Municipal Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Bond Issue 0.8%
Oregon State Business Development Commission
Revenue Bonds
Intel Corp. Project
Series 2018-232 (Mandatory Put 08/14/23)
12/01/2040	2.400%	2,000,000	1,971,786
Warm Springs Reservation Confederated Tribe(d),(g)
Refunding Revenue Bonds
Green Bonds - Pelton-Round Butte Project
Series 2019
11/01/2036	5.000%	590,000	616,947
Total			2,588,733
Pool / Bond Bank 0.7%
Oregon State Bond Bank
Refunding Revenue Bonds
Series 2018A
01/01/2028	5.000%	850,000	889,769
01/01/2029	5.000%	1,120,000	1,170,689
Total			2,060,458
Ports 0.8%
Port of Morrow
Limited General Obligation Refunding Bonds
Subordinated Series 2021D
12/01/2034	4.000%	1,250,000	1,228,282
12/01/2035	4.000%	1,290,000	1,264,753
Total			2,493,035
Refunded / Escrowed 10.8%
Central Oregon Community College
Prerefunded 06/01/24 Limited General Obligation Bonds
Series 2014
06/01/2029	5.000%	500,000	513,149
City of Madras
Prerefunded 02/15/23 Unlimited General Obligation Bonds
Series 2013
02/15/2024	4.000%	315,000	315,702
02/15/2027	4.500%	500,000	501,819
Clackamas County School District No. 12 North Clackamas
Prerefunded 06/15/24 Unlimited General Obligation Bonds
Series 2014
06/15/2029	5.000%	1,500,000	1,540,378
Jefferson County School District No. 509J
Prerefunded 06/15/23 Unlimited General Obligation Bonds
Madras
Series 2013B
06/15/2028	5.000%	2,095,000	2,117,362
Klamath Falls City Schools
Prerefunded 06/15/25 Unlimited General Obligation Bonds
Series 2015A
06/15/2028	4.000%	500,000	508,249
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lane County School District No. 19 Springfield
Prerefunded 06/15/25 Unlimited General Obligation Bonds
Series 2015A
06/15/2031	5.000%	2,000,000	2,084,284
Oregon City School District No. 62
Prerefunded 06/01/24 Unlimited General Obligation Bonds
School Building Guaranty
Series 2014
06/01/2034	5.000%	990,000	1,016,805
06/01/2034	5.000%	780,000	800,512
Oregon State Facilities Authority
Prerefunded 07/01/27 Revenue Bonds
Reed College Project
Series 2017A
07/01/2032	4.000%	250,000	254,450
Port of Morrow
Prerefunded 06/01/23 Limited General Obligation Bonds
Series 2016
12/01/2027	5.000%	615,000	621,338
12/01/2028	5.000%	645,000	651,647
12/01/2029	5.000%	340,000	343,504
12/01/2030	5.000%	335,000	338,452
12/01/2031	5.000%	375,000	378,865
12/01/2036	5.000%	1,160,000	1,171,954
Puerto Rico Public Finance Corp.(g)
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/2026	6.000%	5,000,000	5,413,987
Tri-County Metropolitan Transportation District of Oregon
Prerefunded 09/01/26 Revenue Bonds
Senior Lien
Series 2016
09/01/2031	4.000%	1,000,000	1,024,705
09/01/2032	4.000%	1,250,000	1,280,881
Senior Lien Payroll Tax
Series 2017A
09/01/2032	5.000%	1,595,000	1,693,106
Prerefunded 09/01/27 Revenue Bonds
Series 2018A
09/01/2034	5.000%	550,000	591,816
09/01/2035	5.000%	800,000	860,823
Umatilla County School District No. 16R Pendleton
Prerefunded 06/15/24 Unlimited General Obligation Bonds
Series 2014A
06/15/2030	5.000%	1,110,000	1,140,765
06/15/2031	5.000%	2,890,000	2,970,100
Union County School District No. 1 La Grande
Prerefunded 06/15/25 Unlimited General Obligation Bonds
Series 2015
06/15/2030	4.000%	1,000,000	1,017,757

Columbia Oregon Intermediate Municipal Bond Fund | First Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington & Multnomah Counties School District No. 48J Beaverton
Prerefunded 06/15/24 Unlimited General Obligation Bonds
Series 2014
06/15/2033	5.000%	4,000,000	4,110,864
Total			33,263,274
Retirement Communities 2.8%
Clackamas County Hospital Facility Authority
Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2018
05/15/2038	5.000%	220,000	191,128
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2034	5.125%	4,000,000	3,849,675
Terwilliger Plaza, Inc.
Series 2012
12/01/2022	5.000%	255,000	255,080
Series 2016
12/01/2030	5.000%	325,000	318,018
12/01/2036	5.000%	900,000	850,350
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Rogue Valley Manor
Series 2013
10/01/2023	5.000%	645,000	650,972
10/01/2024	5.000%	455,000	459,262
Salem Hospital Facility Authority
Refunding Revenue Bonds
Capital Manor Project
Series 2022
05/15/2040	4.000%	800,000	633,798
Revenue Bonds
Capital Manor Project
Series 2018
05/15/2033	5.000%	550,000	535,931
05/15/2038	5.000%	500,000	476,106
Yamhill County Hospital Authority
Refunding Revenue Bonds
Friendsview Retirement Community
Series 2016
11/15/2026	4.000%	365,000	343,778
Total			8,564,098
Single Family 2.2%
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
07/01/2032	3.150%	1,485,000	1,442,381
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020A
07/01/2028	1.700%	1,040,000	915,926
01/01/2029	1.750%	1,010,000	879,856
Series 2020C
07/01/2035	2.000%	2,000,000	1,436,046
Single-Family Mortgage Program
Series 2021A
01/01/2027	0.800%	895,000	782,900
07/01/2027	0.950%	1,015,000	880,068
01/01/2029	1.200%	250,000	209,764
01/01/2030	1.450%	375,000	311,512
Total			6,858,453
Special Non Property Tax 7.9%
Metro
Revenue Bonds
Convention Center Hotel
Series 2017
06/15/2030	5.000%	435,000	459,540
06/15/2031	5.000%	725,000	763,380
06/15/2032	5.000%	780,000	818,927
Oregon State Lottery
Refunding Revenue Bonds
Series 2014B
04/01/2027	5.000%	1,750,000	1,790,481
Series 2015D
04/01/2027	5.000%	2,500,000	2,595,228
Revenue Bonds
Series 2019A
04/01/2036	5.000%	1,000,000	1,056,404
State of Oregon Department of Transportation
Refunding Revenue Bonds
Senior Lien
Series 2017B
11/15/2026	5.000%	4,000,000	4,253,298
Senior Lien User Tax
Series 2017C
11/15/2026	5.000%	1,000,000	1,063,324
Subordinated Series 2019A
11/15/2036	5.000%	2,000,000	2,126,456
11/15/2038	5.000%	1,020,000	1,076,301
Revenue Bonds
Subordinated Series 2020A
11/15/2037	5.000%	4,850,000	5,137,245
Tri-County Metropolitan Transportation District of Oregon
Revenue Bonds
Series 2019A
09/01/2037	5.000%	1,500,000	1,594,670
09/01/2039	4.000%	1,460,000	1,366,606
Total			24,101,860

6	Columbia Oregon Intermediate Municipal Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, October 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Property Tax 0.6%
City of Keizer
Special Assessment Bonds
Keizer Station Area
Series 2008A
06/01/2031	5.200%	1,850,000	1,883,052
State General Obligation 5.7%
State of Oregon
Limited General Obligation Refunding Bonds
Veterans Welfare Bonds
Series 2020I
12/01/2030	1.950%	555,000	469,995
12/01/2031	2.000%	450,000	373,587
Unlimited General Obligation Bonds
Article XI - Q State Project
Series 2017A
05/01/2026	5.000%	1,250,000	1,320,017
Series 2021
05/01/2031	5.000%	1,550,000	1,721,395
Series 2021K
11/01/2029	5.000%	1,275,000	1,404,866
Series 2015F
05/01/2030	5.000%	5,565,000	5,779,914
Series 2019
06/01/2038	5.000%	3,000,000	3,173,920
Series 2019G
08/01/2033	5.000%	1,320,000	1,427,353
Unlimited General Obligation Notes
Higher Education
Series 2016C
08/01/2033	5.000%	750,000	785,774
Series 2016A
08/01/2031	3.500%	500,000	490,610
08/01/2032	3.500%	500,000	480,822
Total			17,428,253
Transportation 3.3%
Tri-County Metropolitan Transportation District of Oregon
Refunding Revenue Bonds
Series 2017
10/01/2026	5.000%	1,235,000	1,299,934
10/01/2027	5.000%	1,485,000	1,577,448
Revenue Bonds
Series 2018A
10/01/2032	5.000%	6,800,000	7,120,279
Total			9,997,661
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 6.5%
City of Beaverton Water
Revenue Bonds
Series 2018
04/01/2034	5.000%	1,125,000	1,196,621
City of Bend Sewer
Revenue Bonds
Series 2020
05/01/2039	5.000%	1,390,000	1,463,210
City of Eugene Water Utility System
Refunding Revenue Bonds
Utility System
Series 2016
08/01/2032	4.000%	500,000	506,218
City of Portland Water System
Refunding Revenue Bonds
1st Lien
Series 2016A
04/01/2030	4.000%	7,375,000	7,510,795
Subordinated Series 2021B
05/01/2028	5.000%	1,000,000	1,080,821
05/01/2029	5.000%	1,000,000	1,091,622
Revenue Bonds
Second Lien
Subordinated Series 2019A
05/01/2036	5.000%	1,500,000	1,600,561
Series 2014A
05/01/2028	4.000%	3,390,000	3,423,064
City of Springfield Sewer System
Refunding Revenue Bonds
Series 2017
04/01/2025	4.000%	200,000	203,133
04/01/2026	4.000%	250,000	254,950
04/01/2027	4.000%	270,000	275,775
Clackamas River Water
Revenue Bonds
Series 2016
11/01/2032	5.000%	200,000	205,693
11/01/2033	5.000%	265,000	272,162
11/01/2034	5.000%	250,000	256,756
11/01/2035	5.000%	225,000	230,919
11/01/2036	5.000%	200,000	205,117
Total			19,777,417
Total Municipal Bonds (Cost $321,615,025)			300,459,701

Columbia Oregon Intermediate Municipal Bond Fund | First Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Oregon Intermediate Municipal Bond Fund, October 31, 2022 (Unaudited)
Money Market Funds 0.2%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 2.007%(h)	215,459	215,438
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 2.030%(h)	352,098	352,098
Total Money Market Funds (Cost $567,557)		567,536
Total Investments in Securities (Cost: $323,682,582)		302,527,237
Other Assets & Liabilities, Net		4,150,086
Net Assets		306,677,323
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of October 31, 2022.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2022, the total value of these securities amounted to $2,500,800, which represents 0.82% of total net assets.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2022.
(f)	Zero coupon bond.
(g)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2022, the total value of these securities amounted to $6,030,934, which represents 1.97% of total net assets.
(h)	The rate shown is the seven-day current annualized yield at October 31, 2022.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
HUD	Department of Housing and Urban Development
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
8	Columbia Oregon Intermediate Municipal Bond Fund | First Quarter Report 2022

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